CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 2,193,902	$ 315,134	¥ 1,973,985	¥ 970,162
Cost of revenues (including share-based compensation expenses of RMB19,244, RMB314 and RMB317 for the years ended December 31, 2017, 2018 and 2019, respectively)		(396,316)	(56,927)	(330,376)	(170,261)
Gross profit		1,797,586	258,207	1,643,609	799,901
Operating expenses
Sales and marketing expenses (including share-based compensation expenses of RMB75,237, RMB773 and RMB674 for the years ended December 31, 2017, 2018 and 2019, respectively)		(1,792,285)	(257,446)	(2,152,830)	(1,351,811)
Product development expenses		(101,717)	(14,611)	(76,022)	(32,862)
General and administrative expenses (including share-based compensation expenses of RMB194,282, RMB2,764 and RMB1,979 for the years ended December 31, 2017, 2018 and 2019, respectively)		(363,307)	(52,186)	(443,691)	(342,906)
Total operating expenses		(2,257,309)	(324,243)	(2,672,543)	(1,727,579)
Loss from operations		(459,723)	(66,036)	(1,028,934)	(927,678)
Interest income		60,166	8,642	70,355	13,578
Interest expense		(14,312)	(2,056)	(2,171)
Other income, net		21,280	3,057	32,090	276
Loss before income tax expenses		(392,589)	(56,393)	(928,660)	(913,824)
Income tax expenses		(2,440)	(350)	0	0
(Loss)/gain from equity method investments		(136)	(20)	1,710	(4,890)
Net loss		(395,165)	(56,763)	(926,950)	(918,714)
Less: Net (loss)/gain attributable to noncontrolling interest		(348)	(50)	72	(136)
Net loss attributable to Sunlands Technology Group		¥ (394,817)	$ (56,713)	¥ (927,022)	¥ (918,578)
Net loss per share attributable to ordinary shareholders of Sunlands Technology Group:
Basic and diluted | (per share)		¥ (57.81)	$ (8.30)	¥ (147.27)	¥ (232.80)
Weighted average shares used in calculating net loss per ordinary share:
Basic and diluted	[1]	6,830,058	6,830,058	6,294,870	3,945,864

[1]	Each 25 American depositary shares ("ADSs") represents one of the Company's Class A ordinary shares.